Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Stockholders' Equity [Abstract]
STOCKHOLDERS' EQUITY
NOTE 5 – STOCKHOLDERS’ EQUITY

On December 13, 2012, the Company’s shareholders approved the issuance of stock purchase options (“Founders’ Options”) to the Company’s directors/officers (collectively, the “Founders”) and the Company issued the Founders’ Options to the Founders following such approval. The terms of each Founder’s Option are identical to each other except for the name of the optionee and the number of shares of the Company’s common stock subject to each Founder’s Option. The principal terms of the Founders’ Options include the following:

●	Each Founder’s Option is fully vested upon issuance;
●	Each Founder’s Option is exercisable for a period of five years from the date of issuance;
●	Each Founder’s Option is exercisable at $0.22 per share; and
●
Each Founder’s Option has a cashless exercise feature, pursuant to which, at the optionee’s election, he or she may choose to deliver previously-owned shares of YBP common stock in payment of the exercise price or not pay the exercise price of the Founder’s Option and receive instead a reduced number of shares of YBP common stock reflecting the value of the number of shares of YBP common stock equal to the difference, if any, between the aggregate fair market value of the shares issuable upon exercise of the Founder’s Option and the exercise price of the Founder’s Option.

 The number of shares of the Company’s common stock subject to each Founder’s Option is as follows:

Name of Optionee	Number of Shares Subject to Founder's Option
Zhiguo Wang	20,103,475
Guifang Qi	2,488,737
Xingming Han	213,300
Total	22,805,512

There were no stock warrants issued, terminated/forfeited and exercised during the three months ended March 31, 2014.

The following table summarizes the shares of the Company's common stock issuable upon exercise of options outstanding at March 31, 2014:

Stock Options Outstanding				Stock Options Exercisable
Range of Exercise Price	Number Outstanding at March 31, 2014	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable at March 31, 2014	Weighted Average Exercise Price
$0.22	22,805,512	3.70	$0.22	22,805,512	$0.22

The aggregate intrinsic value amounted to $9,806,370 which based upon the Company’s closing stock price of $0.65 as of March 31, 2014, which would have been received by the option holders had all option holders exercised their option awards as of that date.

NOTE 8 – STOCKHOLDERS’ EQUITY

(a) Common Stock

At December 31, 2011, the Company reflected a $950,000 refundable common stock subscription liability related to 9,500,000 of the shares in a private offering of the Company’s common stock (the “2009 Summer Offering”) on the accompanying balance sheet. The 9,500,000 shares of YBP Common Stock were the subject of a rescission offering (the “Rescission Offering”) to the 62 subscribers in the 2009 Summer Offering, all of whom are residents of the PRC. In the Rescission Offering, subscribers in the 2009 Summer Offering could either 1) confirm their subscriptions of shares of YBP Common Stock or 2) elect to rescind their subscriptions of shares of YBP Common Stock and receive a refund of their respective subscription amounts, together with interest. Pursuant to the Rescission Offering, which was conducted in March 2012, all the subscribers in the 2009 Summer Offering confirmed their subscriptions for an aggregate 9,500,000 shares of YBP Common Stock.

(b) Stock Options

On December 13, 2012, the Company’s shareholders approved the issuance of stock purchase options (“Founders’ Options”) to the Company’s directors/officers and the Company issued the Founders’ Options to the Founders following the approval. The terms of each Founder’s Option are identical to each other except for the name of the optionee and the number of shares of the Company’s common stock subject to each Founder’s Option. The principal terms of the Founders’ Options include the following:

●	Each Founder’s Option is fully vested upon issuance;
●	Each Founder’s Option is exercisable for a period of five years from the date of issuance;
●	Each Founder’s Option is exercisable at $0.22 per share; and
●
Each Founder’s Option has a cashless exercise feature, pursuant to which, at the optionee’s election, he or she may choose to deliver previously-owned shares of YBP common stock in payment of the exercise price or not pay the exercise price of the Founder’s Option and receive instead a reduced number of shares of YBP common stock reflecting the value of the number of shares of YBP common stock equal to the difference, if any, between the aggregate fair market value of the shares issuable upon exercise of the Founder’s Option and the exercise price of the Founder’s Option.

The number of shares of the Company’s common stock subject to each Founder’s Option is as follows:

Name of optionee	Number of shares subject to Founder's Option
Zhiguo Wang	20,103,475
Guifang Qi	2,488,737
Xingming Han	213,300
Total	22,805,512

The grant-date fair market value of the Founders’ Options granted to the Company’s founders was estimated to be $2,246,907 using the Black-Scholes option-pricing model. In connection with the Black-Scholes option pricing calculation, the following weighted-average assumptions were used: stock price of $0.10; expected dividend yield 0%; risk-free interest rate of 0.70%; volatility of 229.74% and an expected term of 5 years. The Company recorded the $2,246,907 as stock-based compensation in fiscal year of 2012.

Stock option activities for the years ended December 31, 2013 and 2012 were summarized as follows:

	Year Ended December 31, 2013		Year Ended December 31, 2012
	Number of Stock Options	Weighted Average Exercise Price	Number of Stock Options	Weighted Average Exercise Price
Balance at beginning of year	22,805,512	$0.22	-	$-
Issued	-	-	22,805,512	0.22
Exercised	-	-	-	-
Forfeited	-	-	-	-
Balance at end of year	22,805,512	$0.22	22,805,512	$0.22
Options exercisable at end of year	22,805,512	$0.22	22,805,512	$0.22

The following table summarizes the shares of the Company's common stock issuable upon exercise of options outstanding at December 31, 2013:

Stock Options Outstanding				Stock Options Exercisable
Range of Exercise Price	Number Outstanding at December 31, 2013	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable at December 31, 2013	Weighted Average Exercise Price
$0.22	22,805,512	3.95	$0.22	22,805,512	$0.22

The weighted-average grant-date fair value of options granted to officers/directors during 2012 was $0.10. As of December 31, 2013 and 2012, there was no unrecognized compensation costs related to non-vested share-based compensation arrangements and there was no intrinsic value.

(c) Adjustment to Additional-Paid-In-Capital

On November 15, 2013, HDS entered into a Forest and Land Use Right Acquisition Contract of Wuchang Erhexiang Pingfangdian Forestry Centre 15th Compartments (the “Wuchang Pingfangdian Forestry Centre Contract”) with ZTC.

Pursuant to the Wuchang Pingfangdian Forestry Centre Contract, HDS acquired 2,565 mu of yew tree forests and land use right of the underlying land located at Wuchang Pingfangdian Forestry Centre in Helongjiang Province, PRC. The term of the contract is 38 years, through November 7, 2051. During the term of the Wuchang Pingfangdian Forestry Centre Contract, HDS plans to harvest cut and replant the trees, sell the harvest cutting logs, promote the growth of the young trees accordingly, as well as plant yew trees of five years old or above based on the condition of the harvest cutting.

Payments to be made by the Company under the Wuchang Pingfangdian Forestry Centre Contract total RMB 47.2 million (approximately $7.7 million), payable as follows:

●	RMB 21.2 million (approximately $3.5 million) on or before December 31, 2013.

●	RMB 26.0 million (approximately $4.3 million) on or before May 31, 2015.

The Company already paid a total of RMB 17.8 million (approximately $2.9 million) as of December 31, 2013.

Since the assets purchase occurred between entities under common control, HDS recorded the assets received at historical carrying costs recorded by ZTC. The difference of $2,338,212 between the actual contract price and carrying costs is reflected as a reduction of shareholders’ equity (Additional paid-in capital). As of December 31, 2013, the assets purchased were transferred to HDS, the amount due to ZTC is approximately $4.8 million.